UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8558
Growth Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Copy to:
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1. Schedule of Investments

Growth Portfolio	as of November 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.4%

Security	Shares	Value
Building Materials — 0.5%
Eagle Materials, Inc.	9,000	$705,330
		$705,330

Business Services - Miscellaneous — 4.3%
Intersections, Inc. (1)	88,911	1,600,398
Sirva, Inc. (1)	84,600	1,683,540
Sotheby’s Holdings, Inc. (1)	138,000	2,163,840
ZipRealty, Inc. (1)	11,200	189,168
		$5,636,946

Communications Services — 2.4%
Citizens Communications Co.	220,000	3,146,000
		$3,146,000

Computer Software & Services — 7.1%
Cognizant Technology Solutions Corp. (1)	54,000	2,059,020
Kanbay International, Inc. (1)	155,561	4,469,268
Ness Technologies, Inc. (1)	55,442	751,239
PalmSource, Inc. (1)	28,000	443,520
Salesforce.com, Inc. (1)	2,100	36,666
VERITAS Software Corp. (1)	65,000	1,423,500
		$9,183,213

Computers and Business Equipment — 7.2%
Apple Computer, Inc. (1)	12,000	804,600
Dell, Inc. (1)	15,000	607,800
PalmOne, Inc. (1)	67,334	2,359,383
Research In Motion, Ltd. (1)	62,200	5,533,934
		$9,305,717

Distribution/Wholesale — 0.8%
Central European Distribution Corp. (1)	39,450	1,037,140
		$1,037,140

Drugs — 5.0%
American Pharmaceutical Partners, Inc. (1)	90,000	2,675,700
EPIX Pharmaceuticals, Inc. (1)	66,000	1,161,600
Flamel Technologies S.A. ADR (1)	70,000	1,469,300
Ligand Pharmaceuticals, Inc., Class B (1)	101,000	1,131,200
Pharmion Corp. (1)	2,000	84,680
		$6,522,480

Education — 4.0%
Corinthian Colleges, Inc. (1)	80,000	$1,394,000
EVCI Career Colleges Holding Corp. (1)	117,000	1,072,773
ITT Educational Services, Inc. (1)	15,000	715,950
Laureate Education, Inc. (1)	50,700	1,997,073
		$5,179,796

Energy Services — 1.7%
NRG Energy, Inc. (1)	47,965	1,534,880
Ormat Technologies, Inc. (1)	36,100	615,505
		$2,150,385

Financial Services — 6.1%
Calamos Asset Management, Inc. (1)	20,400	483,888
Capital One Financial Corp.	15,000	1,178,700
Coinstar, Inc. (1)	100,000	2,602,000
Commerce Bancorp, Inc.	24,000	1,499,280
MarketAxess Holdings, Inc. (1)	12,500	245,000
Providian Financial Corp. (1)	75,000	1,203,750
Student Loan Corp., (The)	4,400	776,204
		$7,988,822

Gaming Equipment — 4.5%
Mikohn Gaming Corp. (1)	150,000	1,222,500
WMS Industries, Inc. (1)	155,400	4,621,596
		$5,844,096

Generic Drugs — 3.9%
Taro Pharmaceutical Industries, Ltd. (1)	170,000	5,038,800
		$5,038,800

Hardware - Networking — 2.6%
Atheros Communications (1)	231,000	2,584,890
RADWARE, Ltd. (1)	32,500	825,825
		$3,410,715

Health Services — 0.8%
American Healthways, Inc. (1)	20,000	667,000
Odyssey Healthcare, Inc. (1)	30,000	400,500
		$1,067,500

Insurance — 4.8%
PMI Group, Inc., (The)	64,000	$2,635,520
Radian Group, Inc.	60,000	3,075,000
Triad Guaranty, Inc. (1)	9,700	582,000
		$6,292,520

Internet Services — 5.4%
Ariba, Inc. (1)	94,909	1,565,998
Ask Jeeves, Inc. (1)	42,895	1,108,407
CheckFree Corp. (1)	47,300	1,752,465
PlanetOut, Inc. (1)	138,300	1,685,877
Shopping.com, Ltd. (1)	4,800	146,981
Tom Online, Inc. ADR (1)	50,000	736,000
		$6,995,728

Medical Products — 1.4%
Align Technology, Inc. (1)	123,000	1,300,110
I-Flow Corp. (1)	28,160	578,125
		$1,878,235

Metal Processors & Fabricator — 2.2%
GrafTech International, Ltd. (1)	130,000	1,240,200
Precision Castparts Corp.	24,000	1,556,160
		$2,796,360

Mining — 2.5%
Bema Gold Corp. (1)	425,000	1,572,500
Gammon Lake Resources, Inc. (1)	50,000	310,500
Ivanhoe Mines, Ltd. (1)	190,000	1,354,700
		$3,237,700

Oil and Gas - Exploration and Production — 5.8%
Halliburton Co.	16,000	661,600
Harvest Natural Resources, Inc. (1)	220,000	4,015,000
Input/Output, Inc. (1)	155,000	1,359,350
Plains Exploration & Production Co. (1)	39,000	1,093,170
Williams Co., Inc. (The)	21,000	350,070
		$7,479,190

Personal Products — 3.7%
Estee Lauder Co., Inc., (The), Class A	25,000	1,091,000
Gillette Co., (The)	87,000	3,783,630
		$4,874,630

Retail — 2.6%
Select Comfort Corp. (1)	75,000	$1,461,750
Tweeter Home Entertainment Group, Inc. (1)	307,300	1,969,793
		$3,431,543

Retail - Food and Drug — 4.2%
CVS Corp.	64,000	2,903,680
NBTY, Inc. (1)	15,000	390,900
Walgreen Co.	55,000	2,099,900
		$5,394,480

Semiconductors — 7.6%
Leadis Technology, Inc. (1)	55,000	534,600
LSI Logic Corp. (1)	235,000	1,243,150
Monolithic Power Systems, Inc. (1)	33,300	329,337
NVIDIA Corp. (1)	405,000	7,747,650
		$9,854,737

Telecommunication Equipment — 1.1%
ECI Telecom, Ltd. (1)	170,000	1,411,000
		$1,411,000

Telecommunication Services — 8.2%
America Movil S.A. de C.V. ADR	40,000	1,868,400
Compania Anonima Nacional Telefonos de Venezuela ADR	24,000	543,360
NII Holdings, Inc., Class B (1)	136,000	5,883,360
NTL, Inc. (1)	25,331	1,762,531
Philippine Long Distance Telephone Co. ADR (1)	22,000	539,440
		$10,597,091

Total Common Stocks (identified cost $103,544,519)		$130,460,154

Total Investments — 100.4% (identified cost $103,544,519)		$130,460,154

Other Assets, Less Liabilities — (0.4)%		$(534,457)

Net Assets — 100.0%		$129,925,697

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at November 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$103,544,519
Gross unrealized appreciation	$28,102,680
Gross unrealized depreciation	(1,187,045)
Net unrealized appreciation	$26,915,635

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	January 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	January 19, 2005

By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer

Date:	January 19, 2005